Note 21 - Regulatory Capital Matters (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2018	(In Thousands)

Total Capital to Risk-Weighted Assets
Consolidated	$133,900	15.86%	$67,527	8.00%	N/A	N/A
Colony Bank	131,723	15.63	67,418	8.00	84,272	10.00%

Tier I Capital to Risk-Weighted Assets
Consolidated	126,623	15.00	50,645	6.00	N/A	N/A
Colony Bank	124,446	14.77	50,563	6.00	67,418	8.00

Common Equity Tier 1 Capital to Risk-Weighted Assets
Consolidated	103,123	12.22	37,984	4.50	N/A	N/A
Colony Bank	124,446	14.77	37,923	4.50	54,777	6.50

Tier I Capital to Average Assets
Consolidated	126,623	10.24	49,478	4.00	N/A	N/A
Colony Bank	124,446	10.08	49,396	4.00	61,745	5.00

As of December 31, 2017

Total Capital to Risk-Weighted Assets
Consolidated	$127,786	15.56%	$65,718	8.00%	N/A	N/A
Colony Bank	127,470	15.54	65,628	8.00	$82,036	10.00%

Tier I Capital to Risk-Weighted Assets
Consolidated	120,279	14.64	49,289	6.00	N/A	N/A
Colony Bank	119,963	14.62	49,221	6.00	65,628	8.00

Common Equity Tier 1 Capital to Risk-Weighted Assets
Consolidated	96,779	11.78	36,967	4.50	N/A	N/A
Colony Bank	119,963	14.62	36,916	4.50	53,323	6.50

Tier I Capital to Average Assets
Consolidated	120,279	9.89	48,635	4.00	N/A	N/A
Colony Bank	119,963	9.88	48,566	4.00	60,708	5.00